SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Triera		The Company
	Mar 31, 2024	Mar 31, 2023	Mar 31, 2024	Mar 31, 2023
Expected dividend yield	0%	N/A	0%	0%
Expected volatility	98% to 120%	N/A	70% to 90%	88% to 95%
Expected forfeiture rate	0%	N/A	5%	0%
Risk-free interest rate	3.90%	N/A	3.6% to 4.5%	2.5% to 3.9%
Expected life	3 to 5 years	N/A	3 to 5 years	3 to 5 years

Disclosure of share-based payment reserve [Table Text Block]
	Year Ended March 31, 2024	Year Ended March 31, 2023
	$	$

Share-based compensation expense	1,786,453	3,203,407

Disclosure of stock option and share-based payment activity [Table Text Block]
	Year ended		Year ended
	March 31, 2024		March 31, 2023
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$

Balance, beginning of year	8,673,334	2.03	8,692,334	2.01
Granted	1,445,000	1.89	600,000	2.36
Exercised	(2,000,000)	0.54	(348,333)	0.58
Expired	(825,000)	2.72	(270,667)	3.87
Balance, end of year	7,293,334	2.33	8,673,334	2.03

Disclosure of outstanding options to acquire common shares [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2024	Life (years)	CAD$	2024	CAD$
$0.40 - $1.00	2,528,334	1.06	$0.55	2,398,334	$0.50
$1.01 - $4.00	3,025,000	2.52	$2.63	2,316,667	$2.81
$4.01 - $5.67	1,740,000	2.04	$4.46	1,740,000	$4.46
Totals	7,293,334	1.90	$2.33	6,455,001	$2.40
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2023	Life (years)	CAD$	2023	CAD$
$0.40 - $1.00	4,283,334	1.12	$0.49	4,283,334	$0.49
$1.01 - $4.00	2,575,000	2.16	$2.87	2,116,667	$2.95
$4.01 - $5.67	1,815,000	2.98	$4.47	1,610,000	$4.44
Totals	8,673,334	1.82 $	$2.03	8,010,001	$1.93